Investments - Disclosure of Detailed Information about Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Non-current investments, beginning	$ 45,084
Current investments, beginning	1,852
Fair Value Adjustment in Other Comprehensive Income (Loss)	(11,847)	$ 18,212
Fair Value Adjustment in Net Income (Loss)	(1,659)	3,830
Current investments, ending	0	1,852
Non-current investments, ending	24,056	45,084
Non-Current [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	45,084	72,840
Additions	20,799	11,568
Disposals	(34,338)	(42,970)
Transfers in (out)		(16,895)
Fair Value Adjustment	(7,489)	20,541
Non-current investments, ending	24,056	45,084
Non-Current [member] | Common Shares Held [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	28,416	52,325
Additions	20,799	11,456
Disposals	(15,882)	(37,238)
Transfers in (out)		(16,339)
Fair Value Adjustment in Other Comprehensive Income (Loss)	(11,847)	18,212
Non-current investments, ending	21,486	28,416
Non-Current [member] | Convertible Debt [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	15,525	15,892
Additions	0	60
Disposals	(12,470)	0
Transfers in (out)		(556)
Fair Value Adjustment in Net Income (Loss)	(2,151)	129
Non-current investments, ending	904	15,525
Non-Current [member] | Warrants and other [member]
Disclosure of financial assets [line items]
Non-current investments, beginning	1,143	4,623
Additions	0	52
Disposals	(99)	(5,732)
Transfers in (out)		0
Fair Value Adjustment in Net Income (Loss)	622	2,200
Non-current investments, ending	1,666	1,143
Non-Current [member] | Vale Royalties [Member]
Disclosure of financial assets [line items]
Non-current investments, beginning	0
Additions	0
Disposals	(5,887)
Fair Value Adjustment in Net Income (Loss)	5,887
Non-current investments, ending	0	0
Short-Term [member]
Disclosure of financial assets [line items]
Current investments, beginning	1,852	10,801
Additions	0	0
Disposals	(1,722)	(11,006)
Transfers in (out)		556
Fair Value Adjustment	(130)	1,501
Current investments, ending	0	1,852
Short-Term [member] | Convertible Debt [member]
Disclosure of financial assets [line items]
Current investments, beginning	1,852	10,801
Additions	0	0
Disposals	(1,722)	(11,006)
Transfers in (out)		556
Fair Value Adjustment in Net Income (Loss)	(130)	1,501
Current investments, ending	0	1,852
Equity Securities and Warrants and Other and Debt Securities [member]
Disclosure of financial assets [line items]
Total investments at beginning of period	46,936	83,641
Additions	20,799	11,568
Disposals	(36,060)	(53,976)
Transfers in (out)		(16,339)
Fair Value Adjustment	(7,619)	22,042
Total investments at end of period	$ 24,056	$ 46,936